UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

ICA File Number:  811-02790

Registrant Name:  Franklin California Tax-Free Income Fund, Inc.

Reporting Period:  07/01/2016 - 06/30/2017

Franklin California Tax-Free Income Fund, Inc.

CHILDREN'S TRUST, PUERTO RICO Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 16876QBF5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

CHILDREN'S TRUST, PUERTO RICO Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 16876QBG3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LBM8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LTW7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LUR6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LVL8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LVN4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LYW1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO COMWLTH REF-PUB IMPT Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74514LZM2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA28
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QA77
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QVC3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QVD1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QVX7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QZZ8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO INDL TOURIST EDL MED & ENVIRONMENTAL CTL FACS F Meeting Date: MAR 30, 2017 Record Date: APR 25, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74527JAC1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO INFRASTRUCTURE FING AUTH SPL TAX REVENUE Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745220JQ7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235B42
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235K26
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235P70
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235VY4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUBLIC FINANCE CORP Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745291UY8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JAR6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHL2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHN8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHU2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JKK0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JKM6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JLL7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin California Tax-Free Income Fund

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.